SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue	$ 6,374,269	¥ 45,256,672	¥ 45,559,591
Cost of revenue and related tax	4,669,211	33,150,930	32,427,772
Gross profit	1,705,058	12,105,742	13,131,819
Depreciation and amortization	200,985	1,426,971	1,952,625
Total capital expenditures		199,444	2,321,272
Goods transferred at a point in time
Revenue		40,456,993	43,052,594
Services rendered over time
Revenue		4,799,679	2,506,997
Automation product and software
Revenue	2,472,273	17,552,892	19,055,227
Cost of revenue and related tax		14,040,976	14,955,185
Gross profit		3,511,916	4,100,042
Depreciation and amortization		253,397	524,970
Total capital expenditures		83,253	2,303,311
Automation product and software | Goods transferred at a point in time
Revenue		14,368,994	19,055,227
Automation product and software | Services rendered over time
Revenue		3,183,898
Equipment, accessories and others
Revenue	2,516,571	17,867,404	9,730,859
Cost of revenue and related tax		12,778,042	6,254,015
Gross profit		5,089,362	3,476,844
Depreciation and amortization		143,927	358,954
Total capital expenditures		116,191	3,008
Equipment, accessories and others | Goods transferred at a point in time
Revenue		17,867,404	9,730,859
Oilfield environmental protection
Revenue	1,134,339	8,053,696	12,789,684
Cost of revenue and related tax		6,020,271	9,988,100
Gross profit		2,033,425	2,801,584
Depreciation and amortization		1,029,646	1,038,342
Oilfield environmental protection | Goods transferred at a point in time
Revenue		8,053,696	10,282,687
Oilfield environmental protection | Services rendered over time
Revenue			2,506,997
Platform Outsourcing Services
Revenue	$ 251,085	1,782,680	3,983,821
Cost of revenue and related tax		311,641	1,230,472
Gross profit		1,471,039	2,753,349
Depreciation and amortization			30,359
Total capital expenditures			14,953
Platform Outsourcing Services | Goods transferred at a point in time
Revenue		166,899	¥ 3,983,821
Platform Outsourcing Services | Services rendered over time
Revenue		¥ 1,615,781